Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income (Loss)
17.	Other Comprehensive Income
We did not reclass any items to the Condensed Consolidated Statements of Operations from accumulated other comprehensive income during the three months ended May 31, 2021 and 2020.
Accumulated other comprehensive income in the equity section of our Condensed Consolidated Balance Sheets includes:

	Successor	Predecessor
($ in thousands)	May 31, 2021	February 28, 2021
Foreign currency translation adjustment	$3,863	$2,388

Accumulated other comprehensive income	$3,863	$2,388

20.	OTHER COMPREHENSIVE INCOME (LOSS)
During the fiscal year ended February 28, 2019, the Company reclassed $2.2 million from accumulated other comprehensive loss to interest and other expense, net on the Consolidated Statements Operations related short- term investments resulting in a gain on the sale of the short-term investments. There were no reclasses to the Consolidated Statements of Operations from accumulated other comprehensive income during the periods from February 4, 2021 through February 28, 2021 and March 1, 2020 through February 3, 2021 and the year ended February 29, 2020.
Accumulated other comprehensive income (loss) in the equity section of the Company Consolidated Balance Sheets includes:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Foreign currency translation adjustment	$2,388	$(925)
Unrealized gain on investments	—	27
Accumulated other comprehensive income (loss)	$2,388	$(898)
The unrealized gain on investment was eliminated as part of the Business Combination.